Shareholders' Equity - Changes in accumulated other comprehensive loss, net of tax (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Balance as of beginning	$ 1,334	$ 984	$ 984	$ 1,682	$ 1,657
Balance as of ending	1,234	861	1,334	984	1,682
Net of tax benefit	0	0	10	15	12
Currency translation adjustments
Class of Stock [Line Items]
Balance as of beginning	(38)	(23)	(23)	(21)	(17)
Net changes during the period, net of tax benefit	(16)	(9)	(15)	(2)	(4)
Balance as of ending	(54)	(32)	(38)	(23)	(21)
Defined benefit plan related
Class of Stock [Line Items]
Balance as of beginning	(128)	(160)	(160)	(81)	(26)
Net changes during the period, net of tax benefit			32	(79)	(55)
Balance as of ending	(128)	(160)	(128)	(160)	(81)
Unrealized gain on cash flow hedge and hedge of investments in foreign subsidiary
Class of Stock [Line Items]
Balance as of beginning	4	4	4	4	4
Net changes during the period, net of tax benefit	9
Balance as of ending	13	4	4	4	4
Accumulated other comprehensive loss
Class of Stock [Line Items]
Balance as of beginning	(162)	(179)	(179)	(98)	(39)
Net changes during the period, net of tax benefit	(7)	(9)	17	(81)	(59)
Balance as of ending	$ (169)	$ (188)	$ (162)	$ (179)	$ (98)